PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.3%
Asset-Backed Securities 57.2%
Automobiles 1.4%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 144A	9.892%	05/17/32		554	$570,772
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-01A, Class A, 144A	5.250	04/20/29		4,120	4,199,634
Series 2023-04A, Class A, 144A	5.490	06/20/29		3,400	3,491,031

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.905(c)	12/26/31		811	815,711
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		421	421,051
Series 2024-SN01, Class D, 144A	6.360	07/16/29		1,000	1,013,399

Exeter Automobile Receivables Trust, Series 2025-03A, Class C	5.090	10/15/31		2,000	2,020,767
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.552(c)	05/20/32		939	961,505
Series 2024-02, Class D, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.302(c)	10/20/32		1,302	1,316,186
Series 2025-01, Class C, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.552(c)	03/21/33		3,452	3,440,816

Octane Receivables Trust, Series 2024-RVM01, Class A, 144A	5.010	01/22/46		1,234	1,245,412
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		900	884,826
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,104,219
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,049,159
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,000	4,060,713
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		10	10,065
Series 2023-A, Class E, 144A	10.068	06/15/33		46	46,594

Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	742,167
Santander Drive Auto Receivables Trust, Series 2025-01, Class D	5.430	03/17/31		3,000	3,047,878
					30,441,905
Collateralized Loan Obligations 41.4%
AIMCO CLO Ltd. (United Kingdom), Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	07/20/37		5,000	5,016,244
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.179(c)	07/15/35	EUR	4,000	4,718,899
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.625(c)	06/15/34	EUR	5,400	6,359,202
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.333(c)	04/28/37		3,124	3,133,373
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.222(c)	07/22/37		2,000	2,006,822
Series 2021-19A, Class B1, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.368(c)	10/15/34		1,075	1,080,266
Series 2023-26A, Class BR, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.335(c)	03/19/38		10,000	10,041,921
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.986(c)	01/22/38	EUR	1,000	1,182,217
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.258(c)	10/25/38	EUR	5,000	5,908,527

Aqueduct European CLO DAC (Ireland), Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.027(c)	01/18/39	EUR	5,000	5,883,901
Ares CLO Ltd. (Cayman Islands),
Series 2016-41A, Class BR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	5.968(c)	04/15/34		1,000	1,002,271
Series 2019-53A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.975(c)	10/24/36		5,000	5,012,503

Ares European CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.059(c)	10/15/31	EUR	1,484	1,747,447
Armada Euro CLO DAC (Ireland), Series 07A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.952(c)	04/15/39	EUR	5,000	5,898,920

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.644%(c)	07/26/31		167	$166,596
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.029(c)	10/23/32		4,000	4,004,140
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.169(c)	01/20/38		8,000	8,010,904

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.906(c)	07/15/30		500	501,381
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.629(c)	04/15/35	EUR	750	878,963
Avoca CLO DAC (Ireland), Series 19A, Class BR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.102(c)	04/15/38	EUR	14,000	16,476,474
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.011(c)	10/16/37		5,000	5,005,871
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.641(c)	10/16/37		2,000	2,008,000
Bain Capital Euro CLO DAC (Ireland), Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	2.976(c)	01/20/32	EUR	664	779,757
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2024-02A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.016(c)	01/20/38		9,000	9,016,773
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	07/20/37		7,100	7,123,430
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.958(c)	07/25/35	EUR	2,000	2,362,546
Series 2020-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.986(c)	10/21/34	EUR	4,400	5,178,222
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.991(c)	04/24/34	EUR	2,200	2,580,779
Series 2021-02A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.029(c)	10/15/34	EUR	3,950	4,639,571
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	6.009(c)	01/20/38		10,000	10,018,724
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.272(c)	10/20/35		1,150	1,156,370
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.419(c)	04/20/37		1,250	1,266,337

Bastille Euro CLO DAC (Ireland), Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.429(c)	01/15/39	EUR	7,750	9,181,103
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	07/18/30		106	105,950
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.707(c)	01/25/35		500	501,093
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	03/09/34		2,000	2,002,806
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.676(c)	10/15/37		5,500	5,522,422
Series 2025-29A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.081(c)	03/31/38		12,500	12,500,000

BCRED BSL Static CLO Ltd. (Cayman Islands), Series 2025-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.141(c)	07/24/35		10,000	10,006,844
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.829(c)	01/15/33	EUR	1,500	1,764,352
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	07/15/37		2,000	2,003,507
Canyon Euro CLO DAC (Ireland), Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.174(c)	04/15/38	EUR	10,000	11,690,282
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.979(c)	07/15/34	EUR	5,125	6,033,969
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.029(c)	10/15/35	EUR	500	589,050

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.893(c)	11/15/31	EUR	554	651,099
Carlyle US CLO Ltd. (Cayman Islands), Series 2024-03A, Class A2, 144A, 3 Month SOFR + 1.720% (Cap N/A, Floor 1.720%)	6.002(c)	07/25/36		9,750	9,774,052
CarVal CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37		8,250	8,282,714
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	07/20/37		4,000	4,016,304
Carysfort Park CLO DAC (Ireland), Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.411(c)	07/28/34	EUR	2,000	2,333,829

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.631%(c)	07/20/31		198	$197,979
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.256(c)	07/15/37		2,000	2,015,852

CIFC Funding Ltd., Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.690(c)	07/17/37		6,700	6,721,100
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.549(c)	01/20/34		3,000	3,004,400
Series 2020-30A, Class B1R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	01/20/34		2,000	2,001,425
Contego CLO DAC (Ireland),
Series 05A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.005(c)	10/15/37	EUR	2,250	2,635,922
Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.455(c)	10/15/37	EUR	1,500	1,764,285
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/20/35		7,000	7,007,648
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.932(c)	01/25/37		2,400	2,417,565
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.482(c)	01/25/37		1,000	1,009,020

Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.575(c)	03/15/34	EUR	1,500	1,764,177
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	2.605(c)	09/15/31	EUR	1,512	1,776,971
Series 28A, Class B, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	5.143(c)	08/15/36	EUR	9,000	10,623,999

Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	5.768(c)	01/15/34		800	801,910
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class BR2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.132(c)	01/25/35		3,000	3,005,882
Series 2018-03A, Class CR2, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.582(c)	01/25/35		2,000	2,011,957
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.256(c)	10/15/37		2,500	2,501,512
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	6.439(c)	04/20/37		1,500	1,509,600
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	8.569(c)	04/20/37		1,500	1,512,035
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.856(c)	07/15/34		13,950	13,891,558
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	01/20/38		11,000	10,989,003

Elmwood CLO Ltd. (Cayman Islands), Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38		10,000	10,025,683
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.292(c)	10/14/35		1,000	1,005,568
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.219(c)	10/20/37		5,000	5,020,356

Golub Capital Partners CLO Ltd., Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	10/15/37		8,000	8,030,860
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.749(c)	05/27/34	EUR	750	884,536
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.336(c)	07/18/38	EUR	3,000	3,534,489
Series 12A, Class B1, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)	5.258(c)	01/25/37	EUR	1,500	1,768,108
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.904(c)	01/22/39	EUR	11,000	12,996,880

Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.483(c)	04/28/37		5,000	5,039,237
Henley CLO DAC (Ireland), Series 11A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.006(c)	04/25/39	EUR	12,250	14,371,158
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.079(c)	10/15/34	EUR	1,500	1,769,819
Series 2023-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.184(c)	10/19/38	EUR	10,000	11,747,660
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.919(c)	01/20/35		15,000	14,979,825
Series 2021-03A, Class B1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	10/20/34		2,750	2,747,868

Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.929(c)	07/15/38	EUR	5,250	6,201,801
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.979(c)	04/15/33	EUR	2,000	2,350,316
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.929(c)	07/15/34	EUR	3,250	3,821,495
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.828(c)	01/15/39	EUR	5,000	5,922,409

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626%(c)	07/15/35		6,250	$6,263,481
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	8.032(c)	07/25/35		3,000	3,023,899

Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.559(c)	04/15/31	EUR	500	586,077
Katayma CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.269(c)	10/20/36		1,000	1,005,507
KKR CLO Ltd. (Cayman Islands),
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.356(c)	04/15/37		3,000	3,016,565
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	10/20/37		5,000	4,999,965
LCM Ltd. (Cayman Islands),
Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.181(c)	07/20/34		350	350,568
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	01/15/38		28,000	28,104,356

Madison Park Euro Funding DAC (Ireland), Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.029(c)	01/15/32	EUR	4,406	5,172,831
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.631(c)	10/16/37		11,500	11,544,740
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.661(c)	07/17/34		750	751,239
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.022(c)	10/22/34		4,750	4,759,931

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.776(c)	08/15/37		5,000	5,021,803
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.926(c)	03/15/38		15,000	14,943,505
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.781(c)	10/17/34		500	500,644

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	01/20/38		7,250	7,273,826
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.331(c)	04/21/31		204	204,184
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.589(c)	10/23/34		2,500	2,506,528
Monument CLO DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.493(c)	05/15/37	EUR	3,000	3,581,418
Series 03A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.863(c)	04/15/38	EUR	15,000	17,669,250

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.298(c)	07/15/31		750	753,339
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.058(c)	04/25/39	EUR	15,000	17,656,829
Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	6.186(c)	07/20/38	EUR	2,000	2,394,691

Nassau Ltd. (Cayman Islands), Series 2021-IA, Class B1R, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	08/26/34		14,950	14,946,786
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	10/18/38		5,000	5,015,310
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.369(c)	07/20/37		3,500	3,516,628
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.768(c)	09/16/31		2,000	2,017,314
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.268(c)	09/16/31		1,500	1,500,796
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.189(c)	07/20/37		3,750	3,750,239
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.636(c)	10/15/37		8,000	8,030,578
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.756(c)	01/15/37		3,000	3,022,890
Series 2024-15A, Class D1, 144A, 3 Month SOFR + 4.700% (Cap N/A, Floor 4.700%)	8.956(c)	01/15/37		2,000	2,001,049

Octagon Ltd. (Cayman Islands), Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.276(c)	05/15/35		600	601,846
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.769(c)	04/20/37		1,000	1,008,820
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	01/20/38		12,950	12,956,909

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2023-02A, Class B2, 144A	6.700%	10/15/36	EUR	1,250	$1,474,284
Series 2025-01A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.349(c)	10/15/39	EUR	15,000	17,694,623
Penta CLO DAC (Ireland),
Series 2017-03A, Class BRR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.063(c)	10/17/38	EUR	10,000	11,797,004
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.136(c)	10/20/37	EUR	3,500	4,131,071

Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.961(c)	03/06/38		7,000	6,998,621
PPM CLO Ltd. (United Kingdom), Series 2022-06RA, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.422(c)	01/20/37		4,000	4,016,404
Regatta Funding Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	01/15/33		3,000	3,004,415
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.106(c)	01/15/38		5,325	5,335,296
Series 2022-02A, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.419(c)	10/20/35		4,500	4,518,808
Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.291(c)	04/24/37	EUR	1,000	1,189,136
Series 2018-01A, Class DR, 144A, 3 Month EURIBOR + 4.300% (Cap N/A, Floor 4.300%)	6.491(c)	04/24/37	EUR	1,250	1,468,238
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.336(c)	01/20/38	EUR	5,200	6,210,635
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.486(c)	04/20/34	EUR	2,000	2,333,460

RR Ltd. (Bermuda), Series 2025-40A, Class A2, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.097(c)	07/15/38		10,000	10,010,780
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	04/20/33		2,058	2,060,272
Sculptor European CLO DAC (Ireland), Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.329(c)	01/15/38	EUR	8,000	9,453,529
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37		6,000	6,024,624
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/21/38		10,415	10,419,621
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.875(c)	01/24/38		7,000	6,953,431
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719(c)	07/18/37		15,000	15,062,623

Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	07/18/37		2,000	2,001,388
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37		2,000	2,009,514
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.119(c)	10/20/37		2,000	2,003,325
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.769(c)	10/20/37		6,000	6,039,223

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.059(c)	01/20/37		1,000	1,003,979
Sona Fios CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.320(c)	04/20/38	EUR	10,000	11,795,308
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.614(c)	01/26/31		184	184,343
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.611(c)	10/23/31		1,057	1,057,846
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	6.181(c)	07/20/34		990	990,320

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	820,106
Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.269(c)	10/20/33		2,000	2,003,601
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.275(c)	08/16/34		5,000	5,019,921
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.067(c)	01/20/38		15,000	15,023,407
Tikehau CLO DAC (Ireland),
Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.686(c)	01/20/37	EUR	4,000	4,724,093
Series 11A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	0.000(c)	01/15/38	EUR	15,000	17,695,779
Series 13A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.022(c)	10/15/38	EUR	15,000	17,662,663
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	01/20/38		4,600	4,605,903

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda), (cont’d.)
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.119%(c)	07/18/37		4,100	$4,106,982
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.008(c)	07/25/34	EUR	3,000	3,533,298
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.329(c)	04/15/35	EUR	2,000	2,367,720
Series 10A, Class B, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.209(c)	04/15/38	EUR	10,000	11,772,409

Tralee CLO Ltd. (Cayman Islands), Series 2019-06A, Class B1RR, 144A, 3 Month SOFR + 1.930% (Cap N/A, Floor 1.930%)	6.212(c)	10/25/32		4,500	4,510,206
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.672(c)	10/22/37		5,000	5,019,460
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.122(c)	10/22/37		2,000	1,995,371

Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.582(c)	04/25/37		2,500	2,519,845
Trinitas Euro CLO DAC (Ireland), Series 05A, Class B1, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)	4.658(c)	10/25/37	EUR	6,500	7,662,500
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.778(c)	01/15/32		1,065	1,067,498
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	04/20/37		800	802,510

Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.919(c)	10/18/37		5,000	5,023,695
Wind River CLO Ltd. (Cayman Islands), Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.021(c)	04/20/38		10,350	10,368,829
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.911(c)	04/16/36		2,000	2,015,603
					906,526,456
Consumer Loans 3.1%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890	02/15/29		1,000	1,009,251
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	909,674
Series 2024-B, Class D, 144A	5.500	09/15/29		500	498,401
Series 2024-X02, Class D, 144A	6.080	12/17/29		5,200	5,238,758
Series 2025-X01, Class D, 144A	6.110	04/15/30		10,400	10,412,225
Affirm Master Trust,
Series 2025-01A, Class E, 144A	7.180	02/15/33		6,000	5,982,817
Series 2025-02A, Class D, 144A	5.600	07/15/33		5,700	5,718,686

Cherry Securitization Trust, Series 2025-01A, Class A, 144A	6.130	11/15/32		10,300	10,404,333
GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59		2,126	2,136,517
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		2,000	2,039,677
Mariner Finance Issuance Trust, Series 2025-AA, Class A, 144A	4.980	05/20/38		5,900	5,980,055
Onemain Financial Issuance Trust, Series 2025-01A, Class D, 144A	5.790	07/14/38		1,800	1,807,312
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34		1,180	1,186,157
Series 2023-01A, Class C, 144A	6.380	06/14/38		7,500	7,714,428
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,573,384

Stream Innovations Issuer Trust, Series 2025-01A, Class B, 144A	5.480	09/15/45		3,230	3,260,128
					66,871,803

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.5%
Evergreen Credit Card Trust (Canada), Series 2024-CRT04, Class C, 144A	5.640%	10/15/28	5,000	$5,001,321
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	5,667	5,702,775
				10,704,096
Equipment 0.0%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	500	525,892
Home Equity Loans 5.8%
BRAVO Residential Funding Trust, Series 2024-CES02, Class A2, 144A	5.592(cc)	09/25/54	2,400	2,412,520
FIGRE Trust, Series 2025-HE04, Class A, 144A	5.408(cc)	07/25/55	9,200	9,199,881
GS Mortgage Backed Securities Trust CES1, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	16,270	16,341,091
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.905(c)	08/25/54	4,339	4,339,307
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.805(c)	01/25/55	4,790	4,794,111
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.305(c)	01/25/55	3,600	3,603,640
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.402(c)	05/20/54	705	709,588
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.002(c)	10/20/54	1,800	1,799,990
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.452(c)	07/20/55	21,138	21,093,784
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	2,250	2,278,783
Series 2024-CES04, Class A1A, 144A	6.147(cc)	06/25/44	2,824	2,848,860
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	4,081	4,100,943
Series 2025-CES04, Class A1A, 144A	5.811(cc)	05/25/55	6,760	6,826,896
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,276	1,296,510
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	3,030	3,058,033
Series 2024-CES03, Class M1, 144A	6.811(cc)	05/25/64	1,100	1,120,593
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,481	2,469,694
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	2,289	2,281,053
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	4,855	4,862,609
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	22,000	21,999,844
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	8,750	8,813,263
				126,250,993
Other 4.2%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.654(c)	10/16/28	2,700	2,698,553
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	5,903	5,976,842
Series 2025-02A, Class A, 144A	5.320	06/20/49	7,000	7,095,081
GoodLeap Sustainable Home Solutions Trust,
Series 2023-02GS, Class A, 144A	5.700	05/20/55	4,430	4,152,349
Series 2023-03C, Class A, 144A	6.500	07/20/55	417	399,357
Series 2023-04C, Class A, 144A	6.480	03/20/57	852	844,748
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,091	2,037,153
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000	09/17/41	1,800	1,732,089
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	2,400	2,305,748

Kapitus Asset Securitization V LLC, Series 2025-01A, Class A, 144A	11.462	04/10/32	4,500	4,526,429

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)

OnDeck Asset Securitization IV LLC, Series 2025-01A, Class A, 144A	5.080%	04/19/32		4,800	$4,793,792
Pk Alift Loan Funding 6 LP, Series 2025-01, Class A, 144A	5.365	11/15/42		11,200	11,233,113
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		5,200	5,235,273
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		185	192,547
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		6,656	6,637,274
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		556	536,365
Series 2024-03A, Class A2, 144A	5.880	10/30/59		2,093	1,981,864
Tricon Residential Trust,
Series 2025-SFR01, Class B, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.662(c)	03/17/42		4,400	4,406,183
Series 2025-SFR01, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.912(c)	03/17/42		4,250	4,248,744

U.S. Bank NA, Series 2025-SUP01, Class B, 144A	5.582	02/25/32		16,347	16,322,970
Wireless PropCo Funding LLC, Series 2025-01A, Class A2, 144A	4.070	06/25/55		6,000	5,731,637
					93,088,111
Residential Mortgage-Backed Securities 0.8%
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		6,102	6,078,928
Series 2025-NPL03, Class A1, 144A	6.708(cc)	04/25/55		11,616	11,717,220
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.382(c)	03/15/26	EUR	159	139,124
					17,935,273
Student Loans 0.0%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.055(c)	06/25/47		725	738,678
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		809	279,722
					1,018,400

Total Asset-Backed Securities (cost $1,216,295,111)					1,253,362,929
Commercial Mortgage-Backed Securities 16.8%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.203(cc)	05/15/35		520	416,000
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		200	157,000
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		100	73,500
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	6.043(c)	06/15/40		7,860	7,901,767
Series 2025-OANA, Class C, 144A, 1 Month SOFR + 2.092% (Cap N/A, Floor 2.092%)	6.392(c)	06/15/40		6,500	6,502,031
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.412(c)	04/15/42		3,640	3,639,999
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.862(c)	04/15/42		8,050	8,029,875

BANK, Series 2021-BN38, Class A1	1.274	12/15/64		323	314,549
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56		9,000	822,881
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56		4,500	451,065

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BANK5, (cont’d.)
Series 2024-5YR8, Class XD, IO, 144A	3.000%(cc)	08/15/57		13,643	$1,300,675
Series 2025-5YR15, Class XD, 144A	2.731(cc)	06/15/30		16,932	1,873,472
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36		100	95,281
Series 2016-ETC, Class C, 144A	3.391	08/14/36		100	93,502
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	224,966
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38		1,000	919,599
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		1,000	896,711
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		990	857,566
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.566(c)	10/15/37		7,660	7,660,000
Series 2024-05C25, Class XD, IO, 144A	3.376(cc)	03/15/57		14,404	1,403,844
Series 2024-5C31, Class XD, IO, 144A	2.559(cc)	12/15/57		26,275	2,402,783
Series 2024-C24, Class XB, IO	1.570(cc)	02/15/57		5,200	473,892

Benchmark Mortgage Trust, Series 2024-V06, Class XD, IO	3.502(cc)	03/15/57		8,634	904,718
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.901(c)	07/15/41		3,900	3,890,250
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.001(c)	08/15/26		5,219	5,205,946

BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.562(c)	03/15/42		10,759	10,651,607
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.485(cc)	11/15/56		9,500	615,329
Series 2024-05C04, Class XD, IO, 144A	3.003(cc)	05/15/57		5,500	473,210
Series 2024-05C3, Class XD, IO, 144A	3.088(cc)	02/15/57		12,604	1,129,209
Series 2024-05C5, Class XD, IO, 144A	2.711(cc)	02/15/57		18,900	1,603,285
Series 2024-5C8, Class XD, IO, 144A	2.286(cc)	12/15/57		9,929	806,279

BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		1,630	1,653,546
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	5.576(c)	09/15/38		355	353,677
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.126(c)	09/15/38		3,050	3,031,060
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.776(c)	09/15/38		761	756,274
Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38		2,000	2,105,309
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		1,200	1,197,717
Series 2024-PMDW, Class XIO, IO, 144A	0.208(cc)	11/05/41		149,625	1,068,083
BSTN Commercial Mortgage Trust,
Series 2025-01C, Class A, 144A	5.548(cc)	06/15/44		10,200	10,428,782
Series 2025-01C, Class B, 144A	5.947(cc)	06/15/44		3,850	3,934,590
Series 2025-01C, Class C, 144A	6.444(cc)	06/15/44		2,775	2,850,100
Series 2025-01C, Class D, 144A	6.941(cc)	06/15/44		2,775	2,840,595
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.926(c)	11/15/38		1,986	1,983,021
Series 2021-XL02, Class B, 144A, 1 Month SOFR + 1.112% (Cap N/A, Floor 0.998%)	5.424(c)	10/15/38		4,761	4,757,725
Series 2021-XL02, Class D, 144A, 1 Month SOFR + 1.511% (Cap N/A, Floor 1.397%)	5.823(c)	10/15/38		2,293	2,291,067
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.352(c)	01/17/39		1,010	985,889
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.804(c)	10/15/41		2,878	2,882,924
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	6.104(c)	10/15/41		2,973	2,979,022
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.553(c)	10/15/41		1,247	1,250,045
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.003(c)	08/15/39		3,980	3,994,875
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	7.401(c)	08/15/39		4,912	4,929,792
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	6.352(c)	05/15/41		1,521	1,522,731
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	5.806(c)	11/15/41	CAD	2,000	1,470,669
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.804(c)	04/15/40		9,000	8,910,112
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	8.002(c)	04/15/40		10,000	9,919,919

BX Commercial Mortgage Trust (Canada), Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	5.256(c)	11/15/41	CAD	2,000	1,475,146
BX Trust,
Series 2019-OC11, Class D, 144A	4.075(cc)	12/09/41		5,936	5,549,023
Series 2021-ARIA, Class C, 144A, 1 Month SOFR + 1.760% (Cap N/A, Floor 1.646%)	6.072(c)	10/15/36		2,669	2,665,131
Series 2021-ARIA, Class D, 144A, 1 Month SOFR + 2.010% (Cap N/A, Floor 1.895%)	6.322(c)	10/15/36		3,370	3,363,681

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust, (cont’d.)
Series 2021-ARIA, Class E, 144A, 1 Month SOFR + 2.359% (Cap N/A, Floor 2.245%)	6.671%(c)	10/15/36		5,150	$5,137,125
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.402(c)	03/15/41		4,125	4,125,000
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.452(c)	07/15/29		6,400	6,386,292
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.312(c)	02/15/35		10,000	9,921,937
Series 2025-LUNR, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.312(c)	06/15/40		3,400	3,404,250
Series 2025-LUNR, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.812(c)	06/15/40		1,400	1,402,188
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.304(c)	03/15/30		5,000	4,925,000
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	7.253(c)	03/15/30		6,500	6,370,367
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.612(c)	06/15/35		9,430	9,431,947

Commercial Mortgage Trust, Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44		16,500	449,056
Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,471,712
CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	163
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	6.265(c)	08/07/30	GBP	105	144,549
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	7.865(c)	08/07/30	GBP	49	67,745

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35		350	335,854
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39		1,830	1,836,208
Series 2024-ELM, Class D15, 144A	6.897(cc)	06/10/39		2,750	2,759,312

Fashion Show Mall LLC, Series 2024-SHOW, Class A, 144A	5.274(cc)	10/10/41		500	504,932
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.745(cc)	11/25/25		907	1,308
Series K058, Class X1, IO	1.025(cc)	08/25/26		3,336	26,249

FREMF Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		89,826	38,652
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	7.976(c)	10/15/36		1,950	1,916,098
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	8.976(c)	10/15/36		140	137,412
Series 2024-RVR, Class B, 144A	5.723(cc)	08/10/41		8,000	8,059,144
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.965(c)	11/25/41		3,590	3,596,416
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40		5,400	5,590,719
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40		970	1,003,951
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)	6.557(c)	10/15/39		1,190	1,188,513
Series 2025-LPF02, Class B, 144A	5.537(cc)	07/15/42		3,250	3,290,495
IP Mortgage Trust,
Series 2025-IP, Class D, 144A	6.315(cc)	06/10/42		2,830	2,861,470
Series 2025-IP, Class E, 144A	6.846(cc)	06/10/42		2,160	2,179,672
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47		10	9,555
Series 2015-C33, Class XB, IO	0.510(cc)	12/15/48		1,620	2,635

Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.027(c)	08/17/33	EUR	98	115,015
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.901(c)	06/15/39		3,120	3,112,200
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)	5.227(c)	04/15/38		288	287,506
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.027(c)	04/15/38		1,366	1,365,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.088(cc)	03/15/48		10,000	100
Series 2025-5C1, Class XD, IO, 144A	2.859(cc)	03/15/58		14,216	1,530,967

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.717(c)	03/15/39		7,250	7,245,469

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458%	12/15/43		4,800	$4,930,396
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.851(c)	02/15/42		10,000	9,863,810
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.126(c)	03/15/36		5,000	4,908,432
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.376(c)	03/15/36		1,500	1,440,000
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.526(c)	03/15/36		1,000	948,467
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.926(c)	03/15/36		850	797,697
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.176(c)	03/15/36		400	367,387

One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.676(c)	01/15/36		600	578,761
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		7,500	7,890,580
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.465(c)	01/23/32	GBP	1,961	2,699,622
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class E, 144A, 1 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.262(c)	03/15/35		9,825	9,575,569
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.051(c)	11/15/38		218	218,099
Taurus CMBS (United Kingdom),
Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	7.042(c)	07/20/35	GBP	1,650	2,264,873
Series 2025-UK3A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	8.042(c)	07/20/35	GBP	1,500	2,058,975
Taurus DAC (United Kingdom),
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	6.837(c)	05/17/31	GBP	248	341,187
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.337(c)	08/17/31	GBP	160	219,693

TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	6.304(c)	12/15/39		4,920	4,907,700
UK Logistics DAC (United Kingdom), Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	6.787(c)	05/17/34	GBP	1,850	2,582,428
VNDO Trust, Series 2016-350P, Class D, 144A	4.033(cc)	01/10/35		10,030	9,756,974
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.553(c)	11/15/41		4,000	4,001,250
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.252(c)	11/15/41		8,000	8,002,500
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.558(cc)	12/15/48		6,400	11,516
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.826(c)	05/15/31		1,100	1,089,190
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.926(c)	05/15/31		690	683,218
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.926(c)	05/15/31		1,000	990,170
Series 2024-01CHI, Class D, 144A	6.932(cc)	07/15/35		3,200	3,232,295
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		3,500	3,553,425
Series 2024-5C1, Class XD, IO, 144A	2.863(cc)	07/15/57		13,169	1,209,752
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.602(c)	10/15/41		2,850	2,864,890
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.251(c)	10/15/41		4,650	4,666,254

WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 144A	7.724(cc)	07/15/40		6,000	6,146,426

Total Commercial Mortgage-Backed Securities (cost $367,921,509)					368,975,615
Floating Rate and Other Loans 0.0%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.000%	9.422(c)	11/17/28		350	341,687
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.799(c)	07/20/28		14	13,576

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 0.0%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.500%	9.946%(c)	02/10/27	289	$182,577
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	22	19,535

Total Floating Rate and Other Loans (cost $634,729)				557,375
Residential Mortgage-Backed Securities 23.4%
Anchor Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.718(cc)	05/25/40	3,300	3,299,934
Angel Oak Mortgage Trust, Series 2025-03, Class A1, 144A	5.420(cc)	03/25/70	9,532	9,529,199
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.314(c)	07/01/26	418	418,601
Bellemeade Re Ltd.,
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.005(c)	01/26/32	510	524,890
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.455(c)	08/25/34	1,000	1,001,980
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.505(c)	08/25/34	4,600	4,651,832
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64	3,701	3,719,197
Series 2025-NQM05, Class A3, 144A	5.800(cc)	02/25/65	1,363	1,368,379
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	20,200	20,184,169
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,438	3,410,061
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	7,139	7,195,571
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.225(cc)	02/25/63	593	512,538
Series 2024-RP02, Class B1, 144A	4.225(cc)	02/25/63	180	134,153
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	45,453
Series 2024-RP02, Class B3, PO, 144A	11.462(s)	02/25/63	165	19,892
Series 2024-RP02, Class B4, PO, 144A	14.947(s)	02/25/63	298	24,078
Series 2024-RP02, Class M1, 144A	4.225(cc)	02/25/63	399	333,109
Series 2024-RP02, Class M2, 144A	4.225(cc)	02/25/63	304	242,267
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	13	11,092
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,026	903
Series 2025-RP01, Class A1, 144A	4.083(cc)	01/25/64	5,194	4,903,797
Series 2025-RP01, Class A2, 144A	4.031(cc)	01/25/64	232	175,278
Series 2025-RP01, Class B1, 144A	4.031(cc)	01/25/64	93	55,606
Series 2025-RP01, Class B2, 144A	4.031(cc)	01/25/64	59	29,633
Series 2025-RP01, Class B3, 144A	4.031(cc)	01/25/64	74	29,572
Series 2025-RP01, Class B4, 144A	4.031(cc)	01/25/64	71	26,672
Series 2025-RP01, Class M1, 144A	4.031(cc)	01/25/64	198	141,318
Series 2025-RP01, Class M2, 144A	4.031(cc)	01/25/64	124	81,239
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	11	9,579
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	6,081	608
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70	8,193	8,208,439
Series 2025-05, Class M1, 144A	6.296(cc)	05/25/70	2,100	2,124,500
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	6,928	6,967,118
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.405(c)	10/25/41	650	665,752
Series 2021-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	10.305(c)	10/25/41	4,000	4,175,661
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.555(c)	03/25/42	3,000	3,247,439
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.555(c)	03/25/42	620	660,061
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.106(c)	06/25/42	5,800	6,380,445
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.905(c)	07/25/42	3,520	3,794,338
Series 2023-R02, Class 1B1, 144A, 30 Day Average SOFR + 5.550% (Cap N/A, Floor 0.000%)	9.855(c)	01/25/43	8,000	8,722,974

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.406%(c)	06/25/43		600	$626,003
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.005(c)	07/25/44		1,750	1,756,406
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.355(c)	09/25/44		2,300	2,310,766

COOPR Residential Mortgage Trust, Series 2025-CES02, Class M1, 144A	6.130(cc)	06/25/60		3,000	3,028,163
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		8,082	8,082,603
Series 2025-H04, Class A2, 144A	5.778(cc)	06/25/70		5,408	5,447,036
EFMT,
Series 2024-CES01, Class A2, 144A	5.796(cc)	01/26/60		4,685	4,727,580
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60		6,028	6,079,504
Series 2025-INV01, Class A1, 144A	5.626(cc)	03/25/70		7,472	7,490,955

Fannie Mae Connecticut Avenue Securities, Series 2025-R03, Class 2M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.555(c)	03/25/45		3,000	3,045,866
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.305(c)	12/25/50		750	800,452
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.655(c)	01/25/45		5,300	5,293,418

INCREF LLC, Series 2025-FL01, Class A, 144A, 1 Month SOFR + 1.728% (Cap N/A, Floor 1.728%)	6.046(c)	10/19/42		9,000	9,017,714
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		6,226	6,256,451
Series 2025-NQM02, Class A2, 144A	5.770(cc)	09/25/65		6,880	6,904,058
Series 2025-VIS02, Class A1, 144A	5.385(cc)	01/25/63		8,000	8,005,962
Series 2025-VIS02, Class A3, 144A	5.739(cc)	01/25/63		5,000	5,003,621
Series 2025-VIS02, Class M1, 144A	6.204(cc)	01/25/63		4,943	4,946,797

Kinbane DAC (Ireland), Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.738(c)	01/24/63	EUR	1,900	2,227,273
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		20,868	20,810,040
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		7,733	7,773,560
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		4,000	3,988,769
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		7,400	7,422,529
Series 2025-RTL02, Class A1, 144A	5.612(cc)	04/25/40		2,000	2,008,321

Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	7.070	08/04/25		9,307	9,306,750
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	05/26/66	EUR	3,535	4,045,161
MFA Trust, Series 2025-NQM01, Class A1, 144A	5.441(cc)	03/25/70		4,758	4,764,980
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		9,609	9,659,190
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		13,044	13,111,922
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,462	1,469,844
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,510	2,522,521
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		19,796	164,450
Series 2025-INV01, Class B1, 144A	6.604(cc)	02/25/70		750	735,977
Series 2025-INV01, Class B2, 144A	6.604(cc)	02/25/70		590	561,315
Series 2025-INV01, Class B3, 144A	6.604(cc)	02/25/70		370	335,148
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,079,457
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		19,796	663,152

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.205(c)	04/25/34		611	616,601
OBX Trust,
Series 2024-NQM12, Class M1, 144A	5.933(cc)	07/25/64		4,000	3,995,159
Series 2025-NQM02, Class A1, 144A	5.597(cc)	11/25/64		3,714	3,727,180
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		7,367	7,407,174
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55		8,116	8,119,146
Series 2025-NQM10, Class M1, 144A	6.042(cc)	05/25/65		3,800	3,821,665

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
OBX Trust, (cont’d.)
Series 2025-NQM11, Class M1, 144A	6.149%(cc)	05/25/65	10,000	$10,009,723
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.805(c)	05/25/33	4,903	5,023,105
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.658(c)	03/29/27	5,559	5,686,972
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.408(c)	09/27/28	2,096	2,095,599

PRET LLC, Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55	7,242	7,270,243
PRET Trust, Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55	7,267	7,289,850
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414(cc)	08/25/29	2,182	2,186,977
Series 2024-05, Class A1, 144A	5.689(cc)	09/25/29	1,853	1,853,773
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29	2,412	2,417,470
Series 2024-RCF06, Class A3, 144A	4.000(cc)	10/25/54	700	656,428
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30	5,092	5,085,976
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30	7,163	7,212,794
Series 2025-RCF01, Class A2, 144A	4.500(cc)	02/25/55	1,400	1,360,064
Series 2025-RCF01, Class A3, 144A	4.500(cc)	02/25/55	1,766	1,696,058
Series 2025-RCF03, Class A1, 144A	5.250(cc)	07/25/55	7,752	7,745,949
Series 2025-RCF03, Class A3, 144A	5.250(cc)	07/25/55	876	843,254
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55	10,764	10,475,479
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55	1,987	1,861,314
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55	1,172	1,077,770
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55	1,144	1,034,559
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55	402	356,340

PRPM Trust, Series 2025-NQM01, Class A1, 144A	5.802(cc)	11/25/69	7,002	7,059,167
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.005(c)	11/25/31	156	158,138
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.005(c)	07/25/33	243	244,203
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.305(c)	09/25/34	666	666,341
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.205(c)	09/25/34	2,900	2,925,384
RCKT Mortgage Trust,
Series 2024-CES08, Class A2, 144A	5.659(cc)	11/25/44	4,700	4,699,256
Series 2024-CES08, Class A3, 144A	5.908(cc)	11/25/44	1,900	1,901,590
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	1,935	1,943,354
Series 2024-CES09, Class A2, 144A	5.830(cc)	12/25/44	6,700	6,750,191
Series 2025-CES01, Class A2, 144A	5.913(cc)	01/25/45	8,250	8,321,532
Series 2025-CES06, Class M1, 144A^	6.158(cc)	06/25/55	3,705	3,704,981

RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30	6,653	6,593,422
Roc Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40	8,800	8,818,184
Santander Mortgage Asset Receivable Trust, Series 2025-NQM01, Class A1, 144A	5.545(cc)	01/25/65	8,553	8,576,415
Towd Point Mortgage Trust,
Series 2023-CES01, Class A1A, 144A	6.750(cc)	07/25/63	792	798,670
Series 2025-CES01, Class A2, 144A^	5.926(cc)	02/25/55	9,000	8,999,757
Series 2025-CES01, Class M1, 144A^	6.076(cc)	02/25/55	6,500	6,499,942
Series 2025-CES01, Class M2A, 144A^	6.574(cc)	02/25/55	4,800	4,799,995
Series 2025-CES01, Class M2B, 144A^	6.872(cc)	02/25/55	4,000	3,999,956

VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55	5,083	5,085,889
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70	7,988	7,988,650
Series 2025-05, Class M1, 144A	6.014(cc)	06/25/70	4,500	4,531,545
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70	7,684	7,713,959

Total Residential Mortgage-Backed Securities (cost $510,010,052)				512,208,184

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) 0.2%
U.S. Treasury Notes	3.500%	09/30/26	250	$248,731
U.S. Treasury Notes(h)	4.125	01/31/27	550	552,578
U.S. Treasury Notes(h)	4.250	11/30/26	1,700	1,708,898
U.S. Treasury Notes(h)	4.250	12/31/26	540	543,206

Total U.S. Treasury Obligations (cost $3,039,712)				3,053,413

	Shares
Affiliated Exchange-Traded Fund 1.7%
PGIM AAA CLO ETF (cost $37,084,176)(wa)	725,000	37,301,250
Common Stocks 0.0%
Interactive Media & Services 0.0%
Diamond Sports Group LLC*	3,163	43,491
Oil, Gas & Consumable Fuels 0.0%
Heritage Power LLC*(x)	1,852	105,101
Heritage Power LLC*(x)	81	4,597
Heritage Power LLC*^(x)	2,132	1,066
		110,764

Total Common Stocks (cost $28,534)		154,255

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	5,916	1,314

Total Long-Term Investments (cost $2,135,013,823)		2,175,614,335

Shares
Short-Term Investments 2.8%
Affiliated Mutual Fund 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%) (cost $61,421,485)(wa)	61,421,485	61,421,485

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.0%
U.S. Treasury Bills	3.978%	09/04/25	200	198,462

U.S. Treasury Bills	4.223	11/28/25	600	589,681

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) (Continued)

U.S. Treasury Bills	4.244%	07/24/25	200	$199,468

Total U.S. Treasury Obligations (cost $987,945)				987,611

Total Short-Term Investments (cost $62,409,430)				62,409,096

TOTAL INVESTMENTS 102.1% (cost $2,197,423,253)				2,238,023,431
Liabilities in excess of other assets(z) (2.1)%				(46,673,151)

Net Assets 100.0%				$2,191,350,280

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BOA—Bank of America, N.A.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PO—Principal Only
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $38,566,938 and 1.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.203%, 05/15/35(cc)	06/28/19	$94,181	$73,500	0.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.203%, 05/15/35(cc)	06/28/19-08/26/20	184,522	157,000	0.0
20 Times Square Trust, Series 2018-20TS, Class F, 144A, 3.203%, 05/15/35(cc)	08/26/20-04/07/22	483,088	416,000	0.0
Heritage Power LLC*	11/21/23	19,188	105,101	0.0
Heritage Power LLC*	11/21/23	—	4,597	0.0
Heritage Power LLC*^	11/21/23	1,066	1,066	0.0
Total		$782,045	$757,264	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
774	3 Month CME SOFR	Sep. 2025	$185,111,775	$(62,191)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	238,250	10,945
				(51,246)
Short Positions:
67	3 Month CME SOFR	Dec. 2025	16,078,325	14,115
67	3 Month CME SOFR	Mar. 2026	16,135,275	(20,223)
1,210	2 Year U.S. Treasury Notes	Sep. 2025	251,708,360	(802,010)
6	5 Year Euro-Bobl	Sep. 2025	831,727	2,338
1,740	5 Year U.S. Treasury Notes	Sep. 2025	189,660,000	(2,075,249)
5	10 Year Euro-Bund	Sep. 2025	766,551	3,965
269	10 Year U.S. Treasury Notes	Sep. 2025	30,161,625	(576,072)
27	10 Year U.S. Ultra Treasury Notes	Sep. 2025	3,085,172	(52,802)
36	20 Year U.S. Treasury Bonds	Sep. 2025	4,156,875	(116,652)
1	Euro Schatz Index	Sep. 2025	126,335	182
				(3,622,408)
				$(3,673,654)
Forward foreign currency exchange contracts outstanding at June 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	CITI	GBP	4,177	$5,679,037	$5,733,912	$54,875	$—
Canadian Dollar,
Expiring 07/02/25	MSI	CAD	4,000	2,917,224	2,937,696	20,472	—
Euro,
Expiring 07/02/25	HSBC	EUR	5,435	6,203,057	6,402,544	199,487	—
Expiring 07/02/25	JPM	EUR	297,056	344,723,964	349,963,596	5,239,632	—
Expiring 07/02/25	UAG	EUR	4,500	5,148,240	5,301,471	153,231	—
				$364,671,522	$370,339,219	5,667,697	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	BOA	GBP	4,177	$5,637,943	$5,733,912	$—	$(95,969)
Expiring 08/04/25	CITI	GBP	4,177	5,679,837	5,734,872	—	(55,035)
Canadian Dollar,
Expiring 07/02/25	SCB	CAD	4,000	2,911,585	2,937,696	—	(26,111)

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 08/05/25	MSI	CAD	4,000	$2,922,083	$2,943,069	$—	$(20,986)
Euro,
Expiring 07/02/25	JPM	EUR	302,209	344,189,710	356,034,075	—	(11,844,365)
Expiring 07/02/25	SCB	EUR	4,782	5,444,677	5,633,536	—	(188,859)
Expiring 08/04/25	JPM	EUR	297,056	345,479,230	350,767,869	—	(5,288,639)
Expiring 08/04/25	MSI	EUR	17,470	20,530,021	20,628,938	—	(98,917)
				$732,795,086	$750,413,967	—	(17,618,881)
						$5,667,697	$(17,618,881)
Credit default swap agreement outstanding at June 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,000	*	$20,037	$(6,164)	$26,201	GSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,135	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	$—	$(4,774)	$(4,774)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/ 4.450%	$(1,662)	$(92,167)	$(90,505)
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/ 4.450%	3,057	99,852	96,795
92,400	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.450%	(1,503,868)	(2,972,237)	(1,468,369)
				$(1,502,473)	$(2,969,326)	$(1,466,853)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Securitized Credit Fund